As filed with the Securities and Exchange Commission on November 27, 1998

                                              1933 Act Registration No. 33-30876
                                              1940 Act Registration No. 811-5896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE  SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                    ---------

         Post-Effective Amendment No.    26
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     28
                       ---------


                           Kemper Target Equity Fund
                           -------------------------
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 537-7000

      Philip J. Collora, Vice President and Secretary                                With a copy to:
                    Cash Account Trust                                              Cathy G. O'Kelly
                 222 South Riverside Plaza                                           David A. Sturms
                  Chicago, Illinois 60606                                   Vedder, Price, Kaufman & Kammholz
          (Name and Address of Agent for Service)                               222 North LaSalle Street
                                                                                  Chicago, Illinois 60601

         It is proposed that this filing will become effective

                   Immediately upon filing pursuant to paragraph (b)
          --------

             X     on November 30, 1998 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on _______________________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on ________________________ pursuant to paragraph (a)(ii) of
          -------- Rule 485

If appropriate, check the following:

                   This post-effective amendment designates a new effective date
             X      for a previously filed post-Effective amendment
          --------

                                EXPLANATORY NOTE


         Kemper Target Equity Fund ("Registrant") is a series fund with eight series currently established: Kemper Retirement Fund Series I, Kemper Retirement Fund Series II, Kemper Retirement Fund Series III, Kemper Retirement Fund Series IV, Kemper Retirement Fund Series V, Kemper Retirement Fund Series VI, Kemper Worldwide 2004 Fund and Kemper Retirement Fund Series VII. Shares of Kemper Retirement Fund Series I-VI and Kemper Worldwide 2004 Fund are no longer offered and sold to the public. Shares of Kemper Retirement Fund Series VII are currently offered and sold to the public. The purpose of this Amendment to the Registration Statement of Registrant on Form N-1A is (a) to amend the Registrant Statement of Registrant with respect to all series pursuant to Rule 8b-16 of the Investment Company Act of 1940 and (b) to amend the Registration Statement of Registrant with respect to Kemper Retirement Fund Series VII to bring the contents thereof into compliance with Section 10(a)(3) of the Securities Act of 1933.

                            KEMPER TARGET EQUITY FUND
                        KEMPER RETIREMENT FUND SERIES VII
                              CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                           OF FORM N-1A AND PROSPECTUS


     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         Summary; Summary of Expenses

        3.           Condensed Financial              Financial Highlights; Performance
                     Information

        4.           General Description of           Summary; Investment Objectives, Policies and Risk Factors;
                     Registrant                       Capital Structure

        5.           Management of the Fund           Summary; Investment Manager and Underwriter

        5A.          Management's Discussion of       Inapplicable
                     Fund Performance

        6.           Capital Stock and Other          Summary; Investment Objectives, Policies and Risk Factors;
                     Securities                       Dividends and Taxes; Net Asset Value; Purchase of Shares;
                                                      Capital Structure

        7.           Purchase of Securities Being     Summary; Investment Manager and Underwriter; Net Asset Value;
                     Offered                          Purchase of Shares; Special Features

        8.           Redemption or Repurchase         Summary; Redemption of Shares; Special Features

        9.           Pending Legal Proceedings        Inapplicable


                            Cross Reference - Page 1

                            KEMPER TARGET EQUITY FUND
                        KEMPER RETIREMENT FUND SERIES VII
                              CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                         Caption in Statement
     Item No.        Item Caption                     of Additional Information
     --------        ------------                     -------------------------
        10.          Cover Page                       COVER PAGE

        11.          Table of Contents                Table of Contents

        12.          General Information and          Inapplicable
                     History

        13.          Investment Objectives and        Investment Restrictions; Investment Policies and Techniques
                     Policies

        14.          Management of the Fund           Investment Manager and Underwriter; Officers and Trustees

        15.          Control Persons and Principal    Officers and Trustees
                     Holders of Securities

        16.          Investment Advisory and Other    Investment Manager and Underwriter
                     Services

        17.          Brokerage Allocation and         Portfolio Transactions
                     Other Practices

        18.          Capital Stock and Other          Dividends and Taxes; Shareholder Rights
                     Securities

        19.          Purchase, Redemption and         Purchase and Redemption of Shares
                     Pricing of Securities Being
                     Offered

        20.          Tax Status                       Dividends and Taxes

        21.          Underwriters                     Investment Manager and Underwriter

        22.          Calculation of Performance       Performance
                     Data

        23.          Financial Statements             Financial Statements


                            Cross Reference - Page 2

                  KEMPER RETIREMENT FUND SERIES I ("SERIES I")
                 KEMPER RETIREMENT FUND SERIES II ("SERIES II") KEMPER RETIREMENT FUND SERIES III ("SERIES III)
                 KEMPER RETIREMENT FUND SERIES IV ("SERIES IV")
                  KEMPER RETIREMENT FUND SERIES V ("SERIES V")
                 KEMPER RETIREMENT FUND SERIES VI ("SERIES VI")

                                     PART A:
                      INFORMATION REQUIRED IN A PROSPECTUS

ITEM 1.  COVER PAGE

         Inapplicable.

ITEM 2.  SYNOPSIS

         Inapplicable.

ITEM 3.  CONDENSED FINANCIAL INFORMATION

         Inapplicable.

ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT

         Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors" and "Capital Structure" in the Kemper Retirement Fund Series VII Prospectus filed herewith, except that the Maturity Date for Series I is November 15, 1999; for Series II is August 15, 2000; for Series III is February 15, 2002; for Series IV is February 15, 2003; for Series V is November 15, 2004; and for Series VI is May 15, 2006 and shares of Series I, Series II, Series III, Series IV, Series V, and Series VI are no longer available for purchase.

ITEM 5.  MANAGEMENT OF THE FUND

         Reference is made to the sections entitled "Summary" and "Investment Management and Underwriter" in the Kemper Retirement Fund Series VII Prospectus filed herewith except that shares were sold to the public during Offering periods that ended on or about the dates indicated: Series I -- August 29, 1990; Series II -- March 9, 1992; Series III -- January 15, 1993; Series IV -- November 15, 1993; Series V -- April 30, 1995; and Series VI -- March 31, 1997.

ITEM 5A.  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

         Inapplicable.

ITEM 6.  CAPITAL STOCK

         Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors," "Dividends and Taxes," "Net Asset Value," "Purchase of Shares" and "Capital Structure" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that the shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.

ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED

         Reference is made to the sections entitled "Summary," "Purchase of Shares," "Investment Manager and Underwriter" and "Special Features" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.

ITEM 8.  REDEMPTION OR REPURCHASE

         Reference is made to the sections entitled "Summary" and "Redemption or Repurchase of Shares" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.

ITEM 9.  PENDING LEGAL PROCEEDINGS

         Inapplicable.

                           KEMPER WORLDWIDE 2004 FUND

                                     PART A:
                      INFORMATION REQUIRED IN A PROSPECTUS

ITEM 1.  Cover Page

         Inapplicable.

ITEM 2.  Synopsis

         Inapplicable.

ITEM 3.  Condensed Financial Information

         Inapplicable.

ITEM 4.  General Description of Registrant

         Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors" and "Capital Structure" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares are no longer available for purchase.

ITEM 5.  Management of the Fund

         Reference is made to the sections entitled "Summary" and "Investment Management and Underwriter" in the Kemper Worldwide 2004 Fund prospectus filed herewith except that shares of Kemper Worldwide 2004 Fund were sold to the public during Offering Period that ended on or about March 31, 1996. For more information about the investment manager see "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII prospectus filed herewith, except for the following:

         Scudder Investments U.K. Limited ("Scudder Investments U.K."), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of Scudder Kemper, is the sub-adviser for the Fund. Scudder Investments U.K. is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the sub-advisory agreement between Scudder Investments U.K. and Scudder Kemper, Scudder Investments U.K. renders investment advisory and management services with regard to such portion of the Fund's portfolio as may be allocated to Scudder Investments U.K. by Scudder Kemper from time to time for management of foreign securities, including foreign currency transactions and related investments. Scudder Kemper pays Scudder Investments U.K. for its services a sub-advisory fee, payable monthly at the annual rate of 0.35% of the portion of the average daily net assets of the Fund allocated by Scudder Kemper to Scudder Investment U.K. for management.

ITEM 5A.  Management's Discussion of Fund Performance

         Inapplicable.

ITEM 6.  Capital Stock

Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors," "Dividends and Taxes," "Net Asset Value," "Purchase of Shares" and "Capital Structure" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase.

ITEM 7.  Purchase of Securities being Offered

         Reference is made to the sections entitled "Summary," "Purchase of Shares," "Investment Manager and Underwriter" and "Special Features" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase.

ITEM 8.  Redemption or Repurchase

         Reference is made to the sections entitled "Summary" and "Redemption or Repurchase of Shares" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase, and except that, if shares of the Fund to be redeemed were purchased by check or through EXPRESS-Transfer or Bank Direct Deposit, the Fund may delay transmittal of redemption proceeds until it has determined that collected proceeds have been received for the purchase of such shares, which may be up to 10 calendar days from receipt by the Fund of the purchase amount.

ITEM 9.  Pending Legal Proceedings

         Inapplicable.

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)

     November 30, 1998
Prospectus

                                                      KEMPER TARGET EQUITY FUNDS

                                               Kemper Retirement Fund Series VII

                                                             [KEMPER FUNDS LOGO]


                                                             [LOGO] KEMPER FUNDS

                                                             [LOGO] KEMPER FUNDS

Kemper Retirement Fund
Series VII


PROSPECTUS November 30, 1998

KEMPER RETIREMENT FUND SERIES VII
222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048.

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated November 30, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

The objectives of Kemper Retirement Fund Series VII (the "Fund") are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations and the balance of its assets primarily in common stocks. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The assurance that investors who reinvest dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the zero coupon U.S. Treasury obligations in the Fund's portfolio on that date as well as by a guarantee from Scudder Kemper Investments, Inc., the Fund's investment manager. There is no assurance that the Fund's objective of long-term growth of capital will be achieved. The Fund's shares are not guaranteed by the U.S. Government. The Fund is a series of Kemper Target Equity Fund.


Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in Fund shares involves risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents
----------------------------------------------------------------
Summary                                                     2
----------------------------------------------------------------
Summary of Expenses                                         4
----------------------------------------------------------------
Financial  Highlights                                       5
----------------------------------------------------------------
Investment Objectives, Policies and Risk Factors            5
----------------------------------------------------------------
Investment Manager and Underwriter                         16
----------------------------------------------------------------
Dividends and Taxes                                        20
----------------------------------------------------------------
Net Asset Value                                            22
----------------------------------------------------------------
Purchase of Shares                                         24
----------------------------------------------------------------
Redemption or Repurchase of Shares                         30
----------------------------------------------------------------
Special Features                                           33
----------------------------------------------------------------
Performance                                                37
----------------------------------------------------------------
Capital Structure                                          39
----------------------------------------------------------------

SUMMARY


Investment Objectives; Permitted Investments. Kemper Retirement Fund Series VII (the "Fund") is a diversified series of Kemper Target Equity Fund (the "Trust"), which is an open-end, management investment company that may issue shares in one or more series. The Fund's investment objectives are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury Obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries as well as by a guarantee from Scudder Kemper Investments, Inc., the Fund's investment manager. The Fund's returns will fluctuate and there is no assurance that the Fund will achieve its objective of long-term capital growth. The Zero Coupon Treasuries are normally purchased at a substantial discount and represent the right to receive par value at a fixed date from the U.S. Government. The amount invested in common stocks provides appreciation potential. See "Investment Objectives, Policies and Risk Factors."


Special Risk Factors. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The Fund is designed so that shareholders who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date an amount at least equal to their investment, including any sales charge ("Investment Protection"), even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the Fund's investment manager considers highly unlikely. The Fund does not seek to provide a specific return on investors' capital or to protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the principal amount invested, would have received a zero rate of return on such investment. Investors who do not reinvest all dividends or who redeem all or part of their shares in the Fund prior to the Maturity Date will not benefit from the Fund's Investment Protection, and upon redemption may receive more or less than their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The government guarantee of the Zero Coupon Treasuries in the Fund's portfolio does not guarantee the market value of the Zero Coupon Treasuries or the shares of the Fund, whose net asset value will fluctuate. Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable as ordinary income over the period that the shares were held. The Fund may invest a small portion of its assets in options and foreign securities and may engage in financial futures and foreign currency transactions. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."


Investment Manager and Underwriter. Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") is the Fund's investment manager. Scudder Kemper is paid an investment management fee at the annual rate of 0.50% of average daily net assets of the Fund. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of Scudder Kemper, is the Fund's principal underwriter and administrator. Administrative services are provided to shareholders under an administrative services agreement with KDI. The Fund pays an administrative services fee at the annual rate of up to 0.25% of average daily net assets of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."

Purchases and Redemptions. Investors may purchase the Fund's shares only during a limited offering period (the "Offering Period"). Purchases may be made at net asset value plus a maximum sales charge of 5.0% of the offering price. Reduced sales charges apply to purchases of $100,000 or more. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an employee benefit plan or Individual Retirement Account is $250 and the minimum subsequent investment is $50. It is anticipated that the Offering Period will continue until May 15, 1999 but the period may be shortened or extended at the option of the Fund. Shareholders will still be permitted to reinvest dividends in shares of the Fund after the end of the Offering Period. Shares may be redeemed without charge or penalty at net asset value, which may be more or less than original cost. Shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed during the second year of purchase. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


Investors in the Fund. The Fund is designed for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. Through a single investment in shares of the Fund, investors receive the benefits of diversification, professional management and liquidity, and relief from administrative details such as accounting for distributions and the safekeeping of securities.

Dividends. The Fund normally distributes annual dividends of net investment income and any net realized short-term and long-term capital gains. Investors may have income and capital gain dividends automatically reinvested in the Fund without a sales charge and must do so in order to receive the benefit of the Fund's Investment Protection. See "Dividends and Taxes."

General Information and Capital. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series, one of such series being the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

Shareholder Transaction Expenses(1)

Maximum Sales Charge on Purchases
(as a percentage of offering price) ..............  5.0%
Maximum Sales Charge on Reinvested Dividends ..... None
Deferred Sales Charge ............................ None(2)
Redemption Fees .................................. None
Exchange Fee ..................................... None

Annual Fund Operating Expenses
(as a percentage of average net assets)


The expenses shown are for the most recently completed fiscal year ended July 31, 1998:

Management Fees .................................. 0.50%
12b-1 Fees ....................................... None
Other Expenses ................................... 0.71%
                                                   ----
Total Operating Expenses ......................... 1.21%
                                                   ====


-----------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares." The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and 0.50% the second year. See "Purchase of Shares."

Example


You would pay the following
expenses on a $1,000 investment,
assuming                          1 year  3 years  5 years  10 years

(1) 5% annual return and (2)
redemption at the end of
each time period:                   $62     $86      $113      $189

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. The Example assumes deduction of the maximum 5% initial sales charge at the time of purchase and no deduction of a contingent deferred sales charge at the time of redemption. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS


The table below shows financial information expressed in terms of one share outstanding throughout the period. The information in the table is covered by the report of the Fund's independent auditors. The report is contained in the Trust's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1998 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund. The Fund commenced operations on May 1, 1997 and its initial fiscal year end was June 30. Subsequently, the Trust changed its fiscal year end to July 31. The financial highlights for both fiscal periods are presented below.

                                                   Year       Month      May 1,
                                                  ended       ended     1997 to
                                                 July 31,    July 31,   June 30,
                                                   1998        1997      1997
                                                   ----        ----      ----
Per Share Operating Performance:
Net asset value, beginning of period              $9.78        9.23       9.00
-------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                            0.21        0.01       0.02
-------------------------------------------------------------------------------
  Net realized and unrealized gain                 0.73        0.54       0.21
-------------------------------------------------------------------------------
Total from investment operations                   0.94        0.55       0.23
-------------------------------------------------------------------------------
Less distribution from net investment income       0.10          --         --
-------------------------------------------------------------------------------
Net asset value, end of period                   $10.62        9.78       9.23
-------------------------------------------------------------------------------
Total Return (not annualized):                    9.68%        5.96       2.56
-------------------------------------------------------------------------------
Ratios to Average Net Assets (annualized):
Expenses                                          1.21%        0.95       1.17
-------------------------------------------------------------------------------
Net investment income                             2.79%        3.45       3.16
-------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)      $25,787      $4,550      2,043
-------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                 43%          6         12
-------------------------------------------------------------------------------


Note: Total return does not reflect the effect of sales charges. The Fund was organized as the eighth series of the Trust, which is a business trust under the laws of Massachusetts. No significant transactions were effected prior to May 1, 1997.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Objectives. The objectives of the Fund are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date and to provide long-term growth of capital. As a fundamental policy, the Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks ("Equity Securities").


The Fund is intended for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. The Fund is designed so that shareholders who reinvest all dividends and hold their investment until the Maturity Date will receive on the Maturity Date an amount at least equal to their original investment, including any sales charge ("Investment Protection"). This will occur even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the investment manager considers highly unlikely. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries in the Fund's portfolio as well as by a guarantee from Scudder Kemper Investments, Inc. See "How the Fund Works" below. Investors who do not reinvest all dividends or who redeem part or all of their investment in the Fund other than on the Maturity Date will not receive the benefit of the Fund's Investment Protection, and upon the redemption may receive more or less than the amount of their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date or who will require cash distributions from the Fund. Since the benefit of Investment Protection is an inherent characteristic of the Fund's shares, it continues in the event of a transfer of the shares by gift, under a will or otherwise, provided dividends on the shares continue to be reinvested and the shares continue to be held until the Maturity Date.


The opportunity for capital growth for an investor arises to the extent that the value of the Fund's assets, including Equity Securities, is greater than the par value of the Zero Coupon Treasuries on the Maturity Date. Thus, the Fund in effect will have two major portfolio segments: one consisting of Zero Coupon Treasuries to pursue Investment Protection and the other consisting of Equity Securities to pursue long-term capital growth. The Fund's returns and net asset value will fluctuate. There is no assurance that the Fund will achieve its objective of long-term capital growth.

How the Fund Works. As noted above, the Fund will invest in Zero Coupon Treasuries and Equity Securities in pursuing its objectives. Zero Coupon Treasuries evidence the right to receive a fixed payment at a specific future date from the U.S. Government. The Fund will offer its shares during a limited offering period (the "Offering Period") at net asset value plus the applicable sales charge. See "Purchase of Shares." The Zero Coupon Treasuries that the

Fund acquires with the proceeds of the sale of its shares during the Offering Period will be selected so as to mature at a specific par value on or about the Maturity Date. The Fund's investment manager will continuously adjust the proportion of the Fund's assets that are invested in Zero Coupon Treasuries so that the value of the Zero Coupon Treasuries on the Maturity Date (i.e., the aggregate par value of the Zero Coupon Treasuries in the portfolio) will be sufficient to enable investors who reinvest all dividends and hold their investment in the Fund until the Maturity Date to receive on the Maturity Date the full amount of such investment, including any sales charge. Thus, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will be continuously determined and maintained.


In order to provide further assurance that the Fund's Investment Protection will be maintained, Scudder Kemper has entered into a Guaranty Agreement. Under the Guaranty Agreement, Scudder Kemper has agreed to make sufficient payments on the Maturity Date to enable shareholders who have reinvested all dividends and held their investment in the Fund until the Maturity Date to receive on the Maturity Date an aggregate amount of redemption proceeds and payments under the Guaranty Agreement equal to the amount of their original investment, including any sales charge.


The portion of the Fund's assets that will be allocated to the purchase of Zero Coupon Treasuries will fluctuate during the Offering Period. This is because the value of the Zero Coupon Treasuries and Equity Securities, and therefore the offering price of the Fund's shares, will fluctuate with changes in interest rates and other market value fluctuations. If the offering price of the Fund's shares increases during the Offering Period, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will increase and this amount will be fixed by the highest offering price during the Offering Period. The Fund may hold Zero Coupon Treasuries in an amount in excess of the amount necessary to provide for the Fund's Investment Protection in the discretion of the Fund's investment manager. During the Offering Period, under normal market conditions, the proportion of the Fund's portfolio invested in Zero Coupon Treasuries may be expected to range from 50% to 65%; but a greater or lesser percentage is possible.

As the percentage of Zero Coupon Treasuries in the Fund's portfolio increases, the percentage of Equity Securities in the portfolio will necessarily decrease. This will result in less potential for capital growth from equity securities. In order to help ensure at least a minimum level of exposure to the equity markets for shareholders, the Fund will cease offering its shares if their continued offering would cause more than 70% of its assets to be allocated to Zero Coupon Treasuries. After the Offering Period is over, no additional assets will be allocated to the purchase of Zero Coupon Treasuries. However, since the values of the Zero Coupon Treasuries and Equity Securities are often affected in different ways by changes in interest rates and other market conditions and will often fluctuate independently, the percentage of the Fund's net asset value represented by Zero Coupon Treasuries will continue to fluctuate after the end of the Offering Period. Zero Coupon Treasuries may be liquidated before the Maturity Date to meet redemptions and pay cash dividends, provided that the minimum amount necessary to provide for the Fund's Investment Protection is maintained.

Shareholders who elect to receive dividends in cash are in effect withdrawing a portion of the accreted income on the Zero Coupon Treasuries that are held to protect their original principal investment at the Maturity Date. These shareholders will receive the same net asset value per share for any Fund shares redeemed at the Maturity Date as shareholders who reinvest dividends, but they will have fewer shares to redeem than shareholders similarly situated who had reinvested all dividends. Shareholders who redeem some or all of their shares before the Maturity Date lose the benefit of Investment Protection with respect to those shares redeemed. Thus, investors are encouraged to reinvest all dividends and to evaluate their need to receive some or all of their investment prior to the Maturity Date before making an investment in the Fund.

Zero Coupon Treasuries. The Zero Coupon Treasuries held by the Fund will consist of U.S. Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from U.S. Treasury notes or bonds. The Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date (i.e., the Maturity Date) from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Treasuries owned by the Fund or to the shares of the Fund. The market value of Zero Coupon Treasuries generally will fluctuate inversely with changes in interest rates. As interest rates rise, the value of the Zero Coupon Treasuries will tend to decline and as interest rates fall the value of the Zero Coupon Treasuries will tend to increase. Zero Coupon Treasuries are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds that do not make current interest payments (such as the Zero Coupon Treasuries) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. As the maturity of the Zero Coupon Treasuries becomes shorter (i.e., as the period to the Maturity Date is shorter), the degree of price fluctuation will become less. Additional information concerning Zero Coupon Treasuries appears in the Statement of Additional Information of the Fund under "Investment Policies and Techniques."

Equity Securities. With respect to Fund assets not invested in Zero Coupon Treasuries, the Fund will seek long-term capital growth through professional management and diversification of investments in securities the Fund's investment manager believes to have possibilities for capital growth. In seeking to achieve capital growth, it will be the Fund's policy to invest assets not otherwise invested in Zero Coupon Treasuries primarily in securities that the Fund's investment manager believes offer the potential for increasing the Fund's total asset value. While it is anticipated that most investments will be in common stocks of companies with above-average growth prospects, investments may also be made to a limited degree in other common stocks, warrants and in convertible securities, such as bonds and preferred stocks. Factors that the Fund's investment manager may consider in making its equity investments are patterns of growth in sales and earnings, the development of new or improved products or services, a favorable outlook for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, and other signs that a company is expected to show greater than average capital growth and earnings growth. The Fund's investment policy with respect to these assets may involve a somewhat greater risk than is inherent in some other investment securities. Also, any income received from such securities will be incidental.

In seeking to obtain capital growth, the Fund may trade to some degree in securities for the short-term. To this extent, the Fund will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities.

The Fund may also purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. There may also be times when a significant portion of the Fund's assets not invested in Zero Coupon Treasuries may be held temporarily in cash or defensive type securities such as high-grade debt securities, securities of the U.S. Government and its agencies and high quality money market instruments, including repurchase agreements, depending upon the investment manager's analysis of business and economic conditions and the outlook for security prices.

Special Risk Factors. The value of the Zero Coupon Treasuries and the Equity Securities in the Fund's portfolio will fluctuate prior to the Maturity Date and the value of the Zero Coupon Treasuries will equal their par value on the Maturity Date. As noted previously (see "Zero Coupon Treasuries"), the value of the Zero Coupon Treasuries may be expected to experience more volatility than U.S. Government securities that have similar yields and maturities but that make current distributions of interest. Thus, the net asset value of the Fund's shares will fluctuate with changes in interest rates and other market conditions prior to the Maturity Date. As an open-end investment company, the Fund will redeem its shares at the request of a shareholder at the net asset value per share next determined after a request is received in proper form. Thus, shareholders who redeem their shares prior to the Maturity Date may receive more or less than their acquisition cost, including any sales charge, whether or not they reinvest their dividends. Such shares, therefore, would not receive the benefit of the Fund's Investment Protection. Any shares not redeemed prior to the Maturity Date by a shareholder would continue to receive the benefit of the Fund's Investment Protection provided that all dividends with respect to such shares are reinvested. Accordingly, the Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date.

Each year the Fund will be required to accrue an increasing amount of income on its Zero Coupon Treasuries utilizing the effective interest method. However, to maintain its tax status as a pass-through entity under Subchapter M of the Internal Revenue Code and also to avoid imposition of excise taxes, the Fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its Zero Coupon Treasuries for which it receives no payments in cash prior to their maturity. Dividends of the Fund's investment income and short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. See "Dividends and Taxes." However, shareholders who elect to receive dividends in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount upon redemption of their investment on the Maturity Date that is less or greater than their acquisition cost and, therefore, will not receive the benefit of the Fund's Investment Protection. Accordingly, the Fund may not be appropriate for investors who will require cash distributions from the Fund in order to meet current tax obligations resulting from their investment or for other needs.

As noted previously, the Fund will maintain a minimum par value of Zero Coupon Treasuries per share in order to provide for the Fund's Investment Protection. In order to generate sufficient cash to meet dividend requirements and other operational needs and to redeem Fund shares on request, the Fund may be required to limit reinvestment of capital on the disposition of Equity Securities and may be required to liquidate Equity Securities at a time when it is otherwise disadvantageous to do so, which may result in the realization of losses on the disposition of such securities, and may also be required to borrow money to satisfy dividend and redemption requirements. The liquidation of Equity Securities and the expenses of borrowing money in such circumstances could impair the ability of the Fund to meet its objective of long-term capital growth.


The Fund provides Investment Protection to investors who reinvest all dividends and do not redeem their shares before the Maturity Date. In addition, as noted above, dividends from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Thus, the Fund does not provide a specific return on investors' capital or protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the original amount invested including any sales charge, would have received a zero rate of return on such investment. This could only happen if the value of the Fund's investments other than Zero Coupon Treasuries were to decrease to zero, an event that the Fund's investment manager considers highly unlikely. The present value of $1,000 on the Maturity Date discounted for inflation assumed to be at an annual rate of 4% is approximately $688 on the date of this prospectus.


Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable each year as ordinary income over the period during which shares were held. See "Dividends and Taxes."

The Fund may purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. See "Additional Investment Information" below for a discussion of these investment techniques and the related risks.

Maturity Date. The Board of Trustees of the Trust may in its sole discretion elect, without shareholder approval, to continue the operation of the Fund after the Maturity Date with a new maturity date ("New Maturity Date"). Such a decision may be made to provide shareholders with the opportunity of continuing their investment in the Fund for a new term without recognizing any taxable capital gains as a result of a redemption. In that event, shareholders of the Fund may either continue as such or redeem their shares in the Fund. Shareholders who reinvest all dividends and hold their shares to the Maturity Date will be entitled to the benefit of the Fund's Investment Protection on the Maturity Date whether they continue as shareholders or redeem their shares. If this alternative were to be elected, the Fund would at the Maturity Date collect the proceeds of the Zero Coupon Treasuries that mature on such date and, after allowing for any redemption requests by shareholders, reinvest such proceeds in Zero Coupon Treasuries and Equity Securities as necessary to provide for the Fund's Investment Protection benefit on the New Maturity Date. For such purposes, the principal investment of shareholders then in the Fund would be deemed to be the net asset value of their investment in the Fund at the current Maturity Date. Thus, in effect, the total value of such shareholders' investment in the Fund on the current Maturity Date will be treated as an investment for the new term and will benefit from the Fund's Investment Protection for the new term if they reinvest all dividends and maintain their investment in the Fund until the New Maturity Date. If the Board of Trustees elects to continue the Fund, shareholders will be given 60 days' prior notice of such election and the New Maturity Date. In that event, it is anticipated that the offering of the Fund's shares would commence again after the Maturity Date with a new prospectus for such period as the Board of Trustees shall determine.

On the Maturity Date, the Fund may also be terminated at the election of the Board of Trustees of the Trust in its sole discretion and without approval by shareholders, upon 60 days' prior notice to shareholders. In such event, the proceeds of the Zero Coupon Treasuries maturing on such date shall be collected and the Equity Securities and other assets then owned by the Fund shall be sold or otherwise reduced to cash, the liabilities of the Fund will be discharged or otherwise provided for, the Fund's outstanding shares will be mandatorily redeemed at the net asset value per share determined on the Maturity Date and, within seven days thereafter, the Fund's net assets will be distributed to shareholders and the Fund shall be thereafter terminated. Termination of the Fund may require the disposition of the Equity Securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. The estimated expenses of liquidation and termination of the Fund, however, are not expected to affect materially the ability of the Fund to provide for its Investment Protection benefit. In the event of termination of the Fund as noted above, the redemption of shares effected in connection with such termination would for current federal income tax purposes constitute a sale upon which a gain or loss may be realized depending upon whether the value of the shares being redeemed is more or less than the shareholder's adjusted cost basis of such shares.

Subject to shareholder approval, other alternatives may be pursued by the Fund after the Maturity Date. For instance, the Board of Trustees may consider the possibility of a tax-free reorganization between the Fund and another registered open-end management investment company or any other series of the Trust. The Board of Trustees has not considered any possibilities regarding the operation of the Fund after the Maturity Date.

Additional Investment Information. The annual turnover rate of the Fund's portfolio may vary from year to year, and may also be affected by cash requirements for redemptions and repurchases of Fund shares, and by the necessity of maintaining the Fund as a regulated investment company under the Internal Revenue Code in order to receive certain favorable tax treatment. The Fund's portfolio turnover rate is listed under "Financial Highlights."

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes. The Fund may pledge up to 15% of its total assets to secure any such borrowings. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities. The Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Fund. Such securities may be illiquid and subject to the Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

The Trust has adopted for the Fund certain fundamental investment restrictions which are presented in the Statement of Additional Information and which, together with its investment objectives and any policies of the Fund specifically designated in this prospectus as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval. Notwithstanding the foregoing, the Board of Trustees may, in its discretion and without shareholder approval, determine that the Fund should be terminated on the Maturity Date or continued thereafter with a New Maturity Date as more fully described under "Maturity Date" above.

Options and Financial Futures Transactions. The Fund may invest up to five percent of its net assets in put and call options on securities. A put option gives the holder (buyer) the right to sell a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the right to purchase a security or other asset at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will only invest in options that are traded on securities exchanges and for which it pays a premium (cost of option). As part of its options transactions, the Fund may also purchase options on securities indices in an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase, and not for speculation. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. In connection with its foreign securities investments, the Fund may also purchase foreign currency options. The Fund may enter into closing transactions, exercise its options or permit them to expire.

The Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. The Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with its foreign securities investments, the Fund may also engage in foreign currency financial futures transactions. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Fund may engage in financial futures transactions as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objectives.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures markets could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce the Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

The Fund may engage in futures transactions only on commodities exchanges or boards of trade. The Fund will not engage in transactions in financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in market conditions affecting the values of securities that the Fund owns or intends to purchase.

Derivatives. In addition to options and financial futures, consistent with its objective, the Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by the Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

Risk Factors. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivatives transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are:
(a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivatives contract.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned.

The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Fund's investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

Foreign Securities. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. The Fund may also invest in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. Foreign securities present certain risks in addition to those presented by domestic securities, including risks associated with currency fluctuations, possible imposition of foreign governmental regulations or taxes adversely affecting portfolio securities and generally different degrees of liquidity, market volatility and availability of information. However, the Fund intends to invest in foreign securities only when the potential benefits to it are deemed by the Fund's investment manager to outweigh those risks. The Fund may make investments in developing countries that are in the initial stages of their industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however such markets often have provided higher rates of return to investors. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. In connection with its foreign securities investments, the Fund may, to a limited extent, engage in foreign currency exchange transactions, purchase foreign currency options and purchase and sell foreign currency futures contracts. More complete information concerning foreign securities and related techniques is contained under "Investment Policies and Techniques -- Foreign Securities and Foreign Currency Transactions" in the Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), 345 Park Avenue, New York, New York, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. Scudder Kemper has been engaged in the management of investment funds for more than seventy years and has more than $230 billion in assets under management.

Scudder Kemper is an indirect subsidiary of Zurich Financial Services, Inc., a newly formed global insurance and financial services company. Zurich Financial Services, Inc. owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

In connection with the formation of Zurich Financial Services, Inc., the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement except for the dates of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Trust. Professional investment supervision is provided by Scudder Kemper. The investment management agreement provides that Scudder Kemper shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities.

Tracy McCormick Chester is the lead portfolio manager of the Fund. She has served in this capacity since the Fund commenced operations in May 1997. Ms. McCormick Chester joined Scudder Kemper in September 1994. She is a vice president of the Trust and senior vice president of Scudder Kemper. Prior to coming to Scudder Kemper, she was a senior vice president and portfolio manager of an investment management company and prior thereto, she managed private accounts. She received a B.A. and an M.B.A. in Finance from Michigan State University, East Lansing, Michigan.

Steven H. Reynolds, Gary A. Langbaum and Maureen Lentz are portfolio managers of the Fund. Mr. Reynolds joined Scudder Kemper in 1995 and is a managing director. Prior to joining Scudder Kemper he was a senior vice president and equity portfolio manager at an unaffiliated investment management company for four years. Mr. Langbaum joined Scudder Kemper in 1988 and is a managing director. Ms. Lentz joined Scudder Kemper in 1994 and is a senior vice president. Prior to joining Scudder Kemper, she was a vice president and analyst at an investment management firm. She started her investment career in 1986.

The Fund pays Scudder Kemper a monthly investment management fee at the annual rate of 0.50% of average daily net assets of the Fund. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those affiliated with Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues.

Fund Accounting Agent. Scudder Fund Accounting ("SFAC"), a subsidiary of the Adviser, is responsible for determining the net asset value per share of the

Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Year 2000 Readiness. Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by Scudder Kemper, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to address successfully the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. Scudder Kemper has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.

Euro Conversion. The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the Fund's portfolio. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries that are members of the European Economic and Monetary Union ("EMU"). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt the portfolio's performance.

Principal Underwriter. Pursuant to an underwriting agreement, Kemper Distributors, Inc. ("KDI"), a wholly-owned subsidiary of Scudder Kemper, is the principal underwriter of the Fund's shares and acts as agent of the Fund in the sale of its shares. KDI receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms. The Fund bears the expense of registration of its shares with the Securities and Exchange Commission, while KDI, as underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. As indicated under "Purchase of

Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of Fund shares.


Administrator. KDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays KDI a fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of the Fund. KDI then pays each firm a service fee at an annual rate of up to 0.25% of net assets of those accounts in the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of KDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and paid quarterly.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect would depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administration services and assistance provided to their customers and clients who are shareholders of the Fund.

Custodian, Transfer Agent and Shareholder Service Agent. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Fund held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer agent and dividend-paying agent.

Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. For a description of transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.

Portfolio Transactions. Scudder Kemper places all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, Scudder Kemper may consider sales of shares of the Fund and other funds managed by Scudder Kemper or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.


DIVIDENDS AND TAXES

Dividends. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains.

Income dividends and capital gain dividends, if any, will be credited to shareholder accounts in full and fractional Fund shares at net asset value on the reinvestment date without sales charge except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares at net asset value; or

2. To receive income and capital gain dividends in cash.

Any dividends that are reinvested will be reinvested in shares of the Fund. The Fund will reinvest dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account. Upon written request by a shareholder to the Shareholder Service Agent, a share certificate will be issued for any or all full shares credited to the shareholder's account. As noted previously (see "Investment Objectives, Policies and Risk Factors -- How the Fund Works and Special Risk Factors"), only shareholders who reinvest all their dividends in the Fund and hold their shares until the Maturity Date will receive the benefit of the Fund's Investment Protection.


Taxes. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends received deduction available to corporate shareholders.

The Zero Coupon Treasuries will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the Zero Coupon Treasuries held by the Fund as such original issue discount accrues. Dividends derived from such original issue discount that accrues for such year will be taxable to shareholders as ordinary income. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Zero Coupon Treasuries, this method will generally result in an increasing amount of income to the Fund each year.

A dividend received by a shareholder shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.


Fund dividends that are derived from interest on the Zero Coupon Treasuries and other direct obligations of the U.S. Government and certain of its agencies and instrumentalities are exempt from state and local taxes in many states. The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Upon a sale or exchange of Fund shares a shareholder may realize a capital gain or loss which may be long-term or short-term, depending on the shareholder's holding period for the shares.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.


After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE


The net asset value per share of the Fund is the value of one share and is determined by dividing the value of a Fund's net assets by the number of shares outstanding. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to a Fund with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a price agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques.

Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PURCHASE OF SHARES

Shares of the Fund may be purchased from investment dealers during the Offering Period described below at the public offering price, which is the net asset value next determined plus a sales charge that is a percentage of the public offering price and varies as shown below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account or employee benefit plan account is $250 and the minimum subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

                                                      Sales Charge
                                       ----------------------------------------
                                                                    Allowed to
                                           As a          As a       Dealers as a
                                        Percentage    Percentage    Percentage
                                       of Offering   of Net Asset  of Offering
Amount of Purchase                         Price        Value*        Price
------------------                         -----        ------        -----
Less than $100,000 ...................    5.00%         5.26%         4.50%
$100,000 but less than $250,000 ......    4.00          4.17          3.60
$250,000 but less than $500,000 ......    3.00          3.09          2.70
$500,000 but less than $1 million ....    2.00          2.04          1.80
$1 million and over ..................    0.00**        0.00**          ***

-----------
*   Rounded to the nearest one-hundredth percent.


** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by KDI as discussed below.

Shares will only be offered to the public during the Offering Period, which is expected to end on May 15, 1999. The Fund may at its option extend or shorten the Offering Period. The offering of shares of the Fund shall be subject to suspension or termination as provided under "Investment Objectives, Policies and Risk Factors -- How the Fund Works." In addition, the offering of Fund shares may be suspended from time to time during the Offering Period in the discretion of KDI. During any period in which the public offering of shares is suspended or terminated, shareholders will still be permitted to reinvest dividends in shares of the Fund.


Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

The Fund receives the entire net asset value of all shares sold. KDI, the Fund's principal underwriter, retains the sales charge from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or other concession allowable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by KDI.


Shares of the Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds described under "Special Features -- Combined Purchases" totals at least $1,000,000 including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code
Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege").


A contingent deferred sales charge may be imposed upon redemption of shares of the Fund that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares by a shareholder whose dealer of record at the time of investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.


Shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described under "Special Features -- Exchange Privilege" without paying any contingent deferred sales charge at the time of exchange. If the shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.


KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.


Shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


Shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of shares under this privilege at a commission rate of 0.50% of the amount of shares purchased.

Shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by Rewards Plus of America for the benefit of employees of participating employer groups.

Shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund shares at net asset value hereunder. Shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. may purchase Fund shares at net asset value through reinvestment programs described in the prospectuses of such trusts which have such programs. Shares of the Fund may be purchased at net asset value by certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by KDI, including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

Shares of the Fund or any other Kemper Mutual Fund listed under "Special Features Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves
Fund).


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.


Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.


The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES


General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by making a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians. As noted previously (see "Investment Objectives, Policies and Risk Factors -- How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.


The redemption price will be the net asset value next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is requested to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares").

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, individual retirement accounts, or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


Reinvestment Privilege. A shareholder who has redeemed shares of the Fund or Class A shares of any other Kemper Mutual Fund listed under "Special Features -- Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in Class A shares of the other listed Kemper Mutual Funds. A shareholder of the Fund or any other Kemper Mutual Fund who redeems shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or Class A shares of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares of another Kemper Mutual Fund who has redeemed shares of that fund may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in the Fund or in Class A shares of the other Kemper Mutual Funds listed under "Special Features -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in the postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time and is subject to the limited Offering Period of the Fund.

SPECIAL FEATURES


Combined Purchases. The Fund's shares may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares (or the equivalent) of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Quantitative Equity Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper Small Cap Relative Value Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Classic Growth Fund, Kemper Global Discovery Fund and Kemper Income Trust ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Zurich YieldWise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above, as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. As noted under "Purchase of Shares," the Offering Period for the purchase of shares of the Fund is limited. However, shares of other Kemper Mutual Funds noted above would be available beyond that period. The Letter, which imposes no obligation to purchase or sell additional shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Cumulative Discount. The Fund's shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.


Exchange Privilege. Subject to the following limitations, shares of the Kemper Mutual Funds and Money Market Funds listed under "Special Features -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves
Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. A series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by EXPRESS-Transfer until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").


Systematic Withdrawal Plan. The owner of $5,000 or more of the Fund's shares at the offering price (net asset value plus the sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. (See "Purchase of Shares" regarding the limited Offering Period for the Fund's shares.) The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund. As noted previously (see "Investment Objectives, Policies and Risk Factors -- How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.


Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:


o Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan. In view of the limited Offering Period of the Fund (see "Purchase of Shares"), the Fund may not be appropriate for periodic contribution plans.

PERFORMANCE

The Fund may advertise several types of performance information, including "average annual total return" and "total return." Each of these figures is based upon historical results and is not representative of the future performance of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance information purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indexes including the Standard & Poor's 500 Stock Index, the Russell 1000(R) Growth Index. The Fund's performance may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning the Fund's performance and concerning the historical performance of various types of investments that may be used to provide for retirement needs appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

CAPITAL STRUCTURE

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on August 3, 1988. Effective May 1, 1994, the Trust changed its name from Kemper Retirement Fund to Kemper Target Equity Fund. The Trust may issue an unlimited number of shares of beneficial interest in one or more series, all having no par value. The Trust has established eight series of shares: Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V, Series VI and Kemper Worldwide 2004 Fund, which are no longer offered, and Kemper Retirement Fund Series VII, which is the Fund. The Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such series. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by series and not in the aggregate except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees. Any series of the Trust, including the Fund, may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares currently are not divided into classes. Shares of a series would be subject to any preferences, rights or privileges of any classes of shares of the series. Generally each class of shares issued by a particular series of the Trust would differ as to the allocation of certain expenses of the series such as distribution and administrative expenses permitting, among other things, different levels of service or methods of distribution among various classes.

       Investment Manager
       Scudder Kemper Investments, Inc.

       Principal Underwriter
       Kemper Distributors, Inc.
       222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
       Tel (800) 621-1048

[LOGO] KEMPER FUNDS
Long-term investing in a short-term world(SM)

[RECYCLE LOGO] Printed on recycled paper. KRF-(11/98) 503406

                  KEMPER RETIREMENT FUND SERIES I ("SERIES I")
                 KEMPER RETIREMENT FUND SERIES II ("SERIES II")
                KEMPER RETIREMENT FUND SERIES III ("SERIES III")
                 KEMPER RETIREMENT FUND SERIES IV ("SERIES IV")
                  KEMPER RETIREMENT FUND SERIES V ("SERIES V")
                 KEMPER RETIREMENT FUND SERIES VI ("SERIES VI")

                                     PART B:

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


ITEM 10. COVER PAGE

         Reference is made to the Cover Page in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.

ITEM 11. TABLE OF CONTENTS

         Reference is made to the section entitled "Table of Contents" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.

ITEM 12. GENERAL INFORMATION AND HISTORY

         Inapplicable.

ITEM 13. INVESTMENT OBJECTIVES AND POLICIES

         Reference is made to the sections entitled "Investment Restrictions" and "Investment Policies and Techniques" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith. In addition, neither Series I, Series II, Series III, Series IV, Series V nor Series VI borrowed as permitted by investment restriction number four during the latest fiscal year.

ITEM 14. MANAGEMENT OF THE FUND

         Reference is made to the sections entitled "Investment Manager and Underwriter" and "Officers and Trustees" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:

         The table below shows amounts paid to those trustees who are not designated "interested persons" during the Trust's 1998 fiscal year, except that the information in the last column is for calendar year 1997.

                                                                                               Total Compensation Kemper
Name of Trustee                             Aggregate Compensation From Series I - VI          Funds Paid to Trustees(2)
---------------                             -----------------------------------------          -------------------------


James E. Akins                                              $17,700                                   $106,300
Arthur R. Gottschalk(1)                                     $23,200                                   $121,100
Frederick T. Kelsey                                         $17,700                                   $111,300
Fred B. Renwick                                             $17,700                                   $106,300
John B. Tingleff                                            $17,700                                   $106,300
John G. Weithers                                            $17,700                                   $106,300

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds --

     Zurich Money Market Fund. The total deferred amount and interest accrued through July 31, 1998 for the Trust is $69,100 for Mr. Gottschalk.

(2) Includes compensation for service on the boards of 13 Kemper funds with 46 fund portfolios. Currently, these persons serve as Trustees or Directors for 15 Kemper funds for which the Adviser serves as investment manager, representing 51 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meeting regarding the combination of Scudder, Stevens & Clark, Inc. and Zurich Kemper Investments, Inc. Such amounts totaled $42,800, $40,100, $39,000, $42,900,
     $42,900 and $42,900 for Messrs. Akins, Gottschalk, Kelsey, Renwick, Tingleff and Weithers, respectively.

ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Reference is made to the section entitled "Officers and Trustees" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:

         a. As of October 30, 1998, the trustees and officers of Registrant as a group owned less than 1% of the then outstanding shares of each series of Registrant.

         b. As of October 30, 1998, no person owned of record more than 5% of the shares of Series I, Series II, Series III, Series IV, Series V or Series VI except as noted below:

Name and Address                                           Percentage
----------------                                           ----------

                   Kemper Retirement Fund - Series I

Resources Trust Co. Ttee                                      5.99%
811 Main Street
Kansas, MO  64105

Donaldson Lufkin & Jenrette                                   5.94%
P.O. Box 2052
Jersey City, NJ  07303

Everen Clearing Corporation                                   5.60%
111 E. Kilbourn Avenue
Milwaukee, WI  53202

                   Kemper Retirement Fund - Series II

National Financial Services Corp.                             6.19%
200 Liberty Street
New York, NY  10281

                  Kemper Retirement Fund - Series III

National Financial Services Corp.                             5.34%
200 Liberty Street
New York, NY  10281

Donaldson Lufkin & Jenrette                                   5.74%
P.O. Box 2052
Jersey City, NJ  07303

                   Kemper Retirement Fund - Series IV

National Financial Services Corp.                             6.02%
200 Liberty Street
New York, NY  10281

Donaldson Lufkin & Jenrette                                   7.42%
P.O. Box 2052
Jersey City, NJ  07303

                   Kemper Retirement Fund - Series V

National Financial Services Corp.                             8.11%
200 Liberty Street
New York, NY  10281

Donaldson Lufkin & Jenrette                                   5.54
P.O. Box 2052
Jersey City, NJ  07303

                   Kemper Retirement Fund - Series VI

National Financial Services Corp.                            15.07%
200 Liberty Street
New York, NY  10281

Donaldson Lufkin & Jenrette                                   5.11%
P.O. Box 2052
Jersey City, NJ  07303

                  Kemper Retirement Fund - Series VII

National Financial Services Corp.                            14.32%
200 Liberty Street
New York, NY  10281

Donaldson Lufkin & Jenrette                                   5.25%
P.O. Box 2052
Jersey City, NJ  07303

ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES

         Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:

         a. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series I aggregating $560,000, $591,000 and $539,000, respectively.

         b. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series II aggregating $825,000, $906,000 and $862,000, respectively.

         c. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series III aggregating $615,000, $657,000 and $623,000, respectively.

         d. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series IV aggregating $651,000, $730,000 and $734,000, respectively.

         e. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series V aggregating $657,000, $704,000 and $672,000, respectively.

         f. During the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Series VI aggregating $358,000, $332,000 and $152,000, respectively.

         g. During the fiscal year period ended July 31, 1998, KDI received administrative services fees from Series I, Series II, Series III, Series IV, Series V and Series VI aggregating $1,803,000 and paid service fees to firms in the amount of $1,791,000, including $21,000 paid to firms affiliated with KDI.

         h. During the fiscal year period ended July 31, 1998, Investors Fiduciary Trust Company remitted shareholder service fees in the amount of $519,000 to Kemper Service Company as Shareholder Service Agent for Series I, Series II, Series III, Series IV, Series V and Series VI.

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES

         Reference is made to the section entitled "Portfolio Transactions" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:

         a. During the period from August 1, 1997 to June 1, 1998, Series I paid total portfolio brokerage commissions of $158,000 and of this amount, 92% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series I paid portfolio brokerage commissions of $245,000 and $208,000, respectively.

         b. During the period from August 1, 1997 to June 1, 1998, Series II paid total portfolio brokerage commissions of $168,000 and of this amount, 93% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series II paid portfolio brokerage commissions of $283,000 and $250,000, respectively.

         c. During the period from August 1, 1997 to June 1, 1998, Series III paid total portfolio brokerage commissions of $145,000 and of this amount, 93% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series III paid portfolio brokerage commissions of $222,000 and $204,000, respectively.

         d. During the period from August 1, 1997 to June 1, 1998, Series IV paid total portfolio brokerage commissions of $143,000 and of this amount, 93% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series IV paid portfolio brokerage commissions of $221,000 and $210,000, respectively.

         e. During the period from August 1, 1997 to June 1, 1998, Series V paid total portfolio brokerage commissions of $154,000 and of this amount, 92% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series V paid portfolio brokerage commissions of $244,000 and $212,000, respectively.

         f. During the period from August 1, 1997 to June 1, 1998, Series VI paid total portfolio brokerage commissions of $70,000 and of this amount, 93% was allocated to broker-dealers on the basis of research information and during the thirteen-month period ended July 31, 1997 and fiscal year ended June 30, 1996, Series VI paid portfolio brokerage commissions of $105,000 and $49,000, respectively.

ITEM 18. CAPITAL STOCK AND OTHER SECURITIES

         Reference is made to the sections entitled "Dividends and Taxes" and "Shareholder Rights" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.

ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Reference is made to the section entitled "Purchase and Redemption of Shares" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.

ITEM 20. TAX STATUS

         Reference is made to the section entitled "Dividends and Taxes" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.

ITEM 21. UNDERWRITERS

         Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:

         a. During the period from November 15, 1993 to June 30, 1994 and the fiscal year ended June 30, 1995, KDI retained underwriting commissions with respect to Series V of $344,000 and $300,000, respectively, after allowing $2,933,000 and $2,993,000, respectively, as commissions to firms, including $381,000 and $434,000, respectively, paid to firms affiliated with KDI.

         b. For the fiscal year ended July 31, 1998, the thirteen month period ended July 31, 1997, and the fiscal year ended June 30, 1996, KDI retained underwriting commissions with respect to Series VI of $0, $96,000 and $214,000, respectively, after allowing $0, $736,000, and $1,755,000, respectively, as commissions to firms including $0, $0 and $211,000, respectively, paid to firms affiliated with KDI.

ITEM 22. CALCULATION OF PERFORMANCE DATA

         Inapplicable.

ITEM 23. FINANCIAL STATEMENTS

         Attached.

                           KEMPER WORLDWIDE 2004 FUND

                                     PART B:
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10. COVER PAGE

         Reference is made to the Cover Page in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.

ITEM 11. TABLE OF CONTENTS

         Reference is made to the section entitled "Table of Contents" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.

ITEM 12. GENERAL INFORMATION AND HISTORY

         Inapplicable.

ITEM 13. INVESTMENT OBJECTIVES AND POLICIES

         Reference is made to the sections entitled "Investment Restrictions" and "Investment Policies and Techniques" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith. In addition, Kemper Worldwide 2004 Fund did not borrow as permitted by investment restriction number four during the latest fiscal year.

ITEM 14. MANAGEMENT OF THE FUND

         Reference is made to the sections entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information and "Officers and Trustees" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, and for information about the investment management and sub-adviser see "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII prospectus filed herewith, except for the following:

The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 1998 fiscal year, except that the information in the last column is for calendar year 1997.

                                              Aggregate Compensation From Kemper             Total Compensation Kemper
Name of Trustee                                       Worldwide 2004 Fund                    Funds Paid to Trustees(2)
---------------                                       -------------------                    -------------------------

James E. Akins                                                $900                                    $106,300
Arthur R. Gottschalk(1)                                       $900                                    $121,100
Frederick T. Kelsey                                           $900                                    $111,300
Fred B. Renwick                                               $900                                    $106,300
John B. Tingleff                                              $900                                    $106,300
John G. Weithers                                              $900                                    $106,300


(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred amount and interest accrued through July 31, 1998 for the Trust is $5,800 for Mr. Gottschalk.

(2) Includes compensation for service on the boards of 13 Kemper funds with 46 fund portfolios. Currently, these persons serve as Trustees or Directors for 15 Kemper funds for which the Adviser serves as investment manager, representing 51 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meeting regarding the combination of Scudder, Stevens & Clark, Inc. and Zurich Kemper Investments, Inc. Such amounts totaled $42,800, $40,100, $39,000, $42,900, $42,900 and $42,900 for Messrs. Akins, Gottschalk,
     Kelsey, Renwick, Tingleff and Weithers, respectively.

ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Reference is made to the section entitled "Officers and Trustees" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following:

         a. As of October 30, 1998, the trustees and officers of Registrant as a group owned less than 1% of the then outstanding shares of each series of Registrant.

         b. As of October 30, 1998, no person owned of record more than 5% of the shares of Kemper Worldwide 2004 Fund except as noted below:

Name and Address                                           Percentage
----------------                                           ----------

National Financial Services Corp.                            11.15%
200 Liberty Street
New York, NY  10281

Everen Clearing Corp.                                         7.06%
111 E. Kilbourn Avenue
Milwaukee, WI  53202

ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES

Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following:

         a. During the fiscal year ended July 31, 1998, the thirteen-month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Scudder Kemper received management fees from Kemper Worldwide 2004 Fund of $202,000, $233,000, and $214,000, respectively.

         b. During the fiscal year ended July 31, 1998 and the thirteen-month period ended July 31, 1997, Scudder Kemper paid sub-advisory fees to Scudder Investments (U.K.) Limited (or its predecessor) (see "Fund Sub-adviser" below) of $114,881, and $135,890, respectively.

         c. During the fiscal year ended July 31, 1998, KDI received administrative service fees from Kemper Worldwide 2004 Fund of $83,000 and paid service fees to firms in the amount of $83,000.

         d. During the fiscal year ended July 31, 1998, Investors Fiduciary Trust Company remitted shareholder service fees in the amount of $32,000 to Kemper Service Company as Shareholder Service Agent for Kemper Worldwide 2004 Fund.

Fund Sub-adviser. Scudder Investments U.K. Limited ("Scudder Investments U.K."), 1 Fleet Place, London, U.K. EC4M 7R0, an affiliate of Scudder Kemper, is the sub-adviser for the foreign securities portion of the Fund. Scudder Investments U.K. acts as sub-adviser pursuant to the terms of a sub-advisory agreement between it and Scudder Kemper.

Under the terms of the sub-advisory agreement for the Fund, Scudder Investments U.K. renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to Scudder Investments U.K. by Scudder Kemper from time to time for management of foreign securities, including foreign currency transactions and related investments. Scudder Investments U.K. may, under the terms of the sub-advisory agreement, render similar services to others including other investment companies. For its services, Scudder Investments U.K. will receive from Scudder Kemper a monthly fee at the annual rate of 0.35% of the portion of the average daily net assets of the Fund allocated by Scudder Kemper to Scudder Investments U.K. for management. Scudder Investments U.K. permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund which is no longer being offered, is subject to the Sub-Advisory Agreement.

The sub-advisory agreement provides that Scudder Investments U.K. will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Investments U.K. in the performance of its duties or from reckless disregard by Scudder Investments U.K. of its obligations and duties under the sub-advisory agreement.

The sub-advisory agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The sub-advisory agreement may be terminated at any time for the Fund upon 60 days notice by Scudder Kemper, Scudder Investments U.K. or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to the sub-advisory agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis.

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES

         Reference is made to the section entitled "Portfolio Transactions" in the Kemper Retirement Series III Fund Statement of Additional Information filed herewith, except for the following:

         During the fiscal year ended July 31, 1998, Kemper Worldwide 2004 Fund paid total portfolio brokerage commissions of $40,000, and of this amount, 94% was allocated to broker-dealers on the basis of research information and during the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, Kemper Worldwide 2004 Fund paid portfolio brokerage commissions of $57,000 and $121,000, respectively.

ITEM 18. CAPITAL STOCK AND OTHER SECURITIES

         Reference is made to the sections entitled "Dividends and Taxes" and "Shareholder Rights" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following:

         Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the Shareholder request that such policy not be applied to the Shareholder's account.

ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Reference is made to the section entitled "Purchase and Redemption of Shares" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase.

ITEM 20. TAX STATUS

         Reference is made to the section entitled "Dividends and Taxes" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.

ITEM 21. UNDERWRITERS

         Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.

ITEM 22. CALCULATION OF PERFORMANCE DATA

         Reference is made to the section entitled "Performance" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.

ITEM 23. FINANCIAL STATEMENTS

         Attached.

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 30, 1998


                        KEMPER RETIREMENT FUND SERIES VII
            222 SOUTH RIVERSIDE PLAZA STREET, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Kemper Retirement Fund Series VII (the "Fund") dated November 1, 1997. The prospectus may be obtained without charge from the Fund and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov). The Fund is a series of Kemper Target Equity Fund.


                                TABLE OF CONTENTS


Investment Restrictions.......................................................2
Investment Policies and Techniques............................................3
Dividends and Taxes..........................................................10
Performance..................................................................15
Investment Manager and Underwriter...........................................16
Portfolio Transactions.......................................................19
Purchase and Redemption of Shares............................................21
Officers And Trustees........................................................22
Shareholder Rights...........................................................25

The financial statements appearing in the Fund's 1998 Annual Report to Shareholders are incorporated herein by reference. The Annual Report accompanies this document.

Investment Restrictions

Kemper Target Equity Fund (the "Trust") has adopted the following fundamental investment restrictions which cannot be changed with respect to Kemper Retirement Fund Series VII (the "Fund"), without approval of a "majority" of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

The Fund may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objectives and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

     (8) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

     (9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

     (10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (11) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number (4) in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Fund may not, as a non-fundamental policy:

     (i)  Purchase   securities  of  other  investment   companies,   except  in
          connection with a merger, consolidation, reorganization or acquisition of assets.

     (ii) Write or sell put or call options, combinations thereof or similar options; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     (iii) Invest for the purpose of exercising control or management of another issuer.

Investment Policies and Techniques

General. The Fund may invest in Zero Coupon Treasuries and Equity Securities (as defined in the prospectus) and engage in futures, options and other derivatives transactions and other investment techniques in accordance with its investment objectives and policies. See "Investment Objectives, Policies and Risk Factors" in the prospectus. Supplemental information concerning the Fund's investments and certain investment techniques is set forth below.

Zero Coupon Treasuries. There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S. Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that represent direct obligations of the U.S. Government.

Zero coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities) or CUBES (Coupon Under Book-Entry Safekeeping). STRIPS and CUBES are issued under programs introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from Treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Fund has no present intention of investing in these instruments.

STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS and CUBES provided the STRIPS and CUBES are held to their due dates. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

Financial Futures Contracts. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its assets.

Options on Financial Futures Contracts. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. The Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities" below. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Options on Securities. The Fund may invest in put and call options on securities. The Fund will only invest in options which are traded on securities exchanges and for which it pays a premium (cost of option). The Fund may enter into closing transactions, exercise its options or permit them to expire. A put option gives the holder (buyer) the "right to sell" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund may purchase spread options which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options traded on national securities exchanges are issued by The Options Clearing Corporation.

In effect, the buyer of a put option who also owns the related security is protected by ownership of the put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to sell that security.

At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the security, this being the cost of the call option plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund would be at risk only for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

When the Fund purchases a call option it pays a premium. The Fund will benefit only if the market price of the related investment is above the call price plus the premium during the exercise period and the call is either exercised or sold at a profit. If it is not exercised or sold, it will become worthless at its expiration date and the Fund will lose its premium payment. If the Fund buys a put option, it also pays a premium. If the market price of the related investment is above the exercise price and, as a result, the put is not exercised or sold, the put will become worthless at its expiration date.

Options on Securities Indices. The Fund also may purchase call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market) rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors. Therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Regulatory Restrictions. To the extent required to comply with applicable regulation, when purchasing a futures contract, or entering into a forward foreign currency exchange purchase, the Fund will maintain eligible securities in a segregated account. The Fund will use cover in connection with selling a futures contract.

The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

Foreign Securities. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. As discussed below, American Depository Receipts are publicly traded in the United States and, therefore, are not subject to the preceding limitation. The Fund intends to invest in foreign securities that are not publicly traded in the United States only when the potential benefits to the Fund are deemed to outweigh the risks.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for foreign securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. Settlement of Foreign Securities trades may take longer and present more risk than for domestic securities. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Emerging  Markets.  While the  Fund's  investments  in foreign  securities  will principally be in developed countries, the Fund may invest a portion of its assets in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from the Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. The Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the cost and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. The Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which the Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are generally issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Foreign Currency Transactions. As indicated above (see "Foreign Securities"), the Fund may invest a limited portion of its assets in securities denominated in foreign currencies. The value of the assets of the Fund invested in such securities as measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit gains which might result from a positive change in such currency relationships.

When the Fund's investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It is extremely difficult to forecast short-term currency market movements, and whether such a short-term hedging strategy would be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests.

The Fund does not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund does not intend to enter into forward contracts for the purchase of a foreign currency if the Fund would have more than 5% of the value of its total assets committed to such contracts. The Fund segregates eligible securities to the extent required by applicable regulations in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Fund generally does not enter into a forward contract with a term longer than one year.

The Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures transactions and by purchasing foreign currency options. A foreign currency call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Through the purchase or sale of foreign currency financial futures contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and perhaps at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. Such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. For additional information concerning options transactions and financial futures transactions, please see "Investment Objectives, Policies and Risk Factors -- Additional Investment Information" in the prospectus and related subsections above under "Investment Policies and Techniques."

Repurchase Agreements. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. The Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.

Short Sales Against-the-box. The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

Dividends and Taxes

Dividends. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains. The Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees determines appropriate under then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds. As reflected in the prospectus (see "Dividends and Taxes"), shareholders must reinvest all dividends and hold their shares until the Maturity Date in order to be assured of the benefit of the Fund's Investment Protection.


Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, a Fund generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income and asset diversification requirements, and must distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain).

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for each calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment  company  taxable  income  includes   dividends,   interest  and  net
short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Kemper fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) the individual is not an active participant in an employer's retirement plan, or (ii) if the individual is an active participant in an employee retirement plan and the individual has an adjusted gross income below a certain level ($50,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $50,000 and $60,000; $30,000 for a single individual, with a phase-out for adjusted gross income between $30,000 and $40,000). An individual is not considered an active participant in an employer's retirement plan if the individual's spouse is an active participant in such a plan. However, in the case of a joint return, the amount of the deductible contribution by the individual who is not an active participant (but whose spouse is) is phased out for adjusted gross income between $150,000 and $160,000. However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, a Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to the Fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options on portfolio stock) written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option and, in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

Many futures and forward contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions of the Fund consisting of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

Positions of a Fund consisting of at least one position not governed by Section 1256 and at least one future, forward, or nonequity option contract which is governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments.

Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain futures, forward or options contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contracts and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such an event, properly designated dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of the accrued original issue discount, may be eligible for the deduction received by corporations.

If the Fund acquires a debt instrument at a market discount, a portion of the gain recognized (if any) on disposition of such instrument may be treated as ordinary income.

The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

A shareholder who redeems shares of the Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed in the prospectus under "Special Features-Class A Shares-Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of a Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares-Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in shares of another Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

Performance

As described in the prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.


           Average Annual Total Return for period ended July 31, 1998
                     (Adjusted for the maximum sales charge)
                     ---------------------------------------

                                                1-Year        Life of
                                                ------        -------
                                                              Fund^(1)
                                                              -------

       Kemper Retirement Fund Series VII         4.25%         10.47%

             (1)  For  the  period  beginning  May  1,  1997   (commencement  of
                  operations).


Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge, and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.


Investors may want to compare the performance of the Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of the Fund to the performance of two indexes, such as the Russell 1000(R) Growth Index, the Standard & Poor's 500 Stock Index, the Wilshire 750 Mid-Cap Growth Index, and the Consumer Price Index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. The Standard & Poor's 500 Stock Index is an unmanaged index of common stocks which is considered to be generally representative of the U.S. stock market. The market prices and yields of those stocks will fluctuate. The Wilshire 750 Mid-Cap Growth Index is an unmanaged index that generally represents the performance of mid-size capitalization stocks during various market conditions. The Consumer Price Index is generally considered to be a measure of inflation.

Investors may want to compare the performance of a Portfolio to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC/Donoghue's Money Fund Averages(R) (All Taxable). As reported by IBC/Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

From time to time the Fund may include in its sales communications, ranking and rating information received from various organizations, to include but not be limited to, ratings from Morningstar, Inc. and rankings from Lipper Analytical Services, Inc.


Investment Manager and Underwriter


Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), 345 Park Avenue, New York, New York, is the Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V and Series VI (which are no longer being offered), and the Fund are each subject to investment management agreements. The Trust's expenses are generally allocated among the series on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular series are charged to that series.

The Fund pays Scudder Kemper an investment management fee, payable monthly, at an annual rate of 0.50% of average daily net assets of the Fund. Scudder Kemper has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fees of Scudder Kemper but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect.

The investment management agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each series subject to the agreement so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of each series or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a series with respect to that series, and will terminate automatically upon assignment. If continuation is not approved for a series, the investment management agreement nevertheless may continue in effect for the series for which it is approved and Scudder Kemper may continue to serve as investment manager for the series for which it is not approved to the extent permitted by the Investment Company Act of 1940. The management fee and the expense limitation are computed based upon the average daily net assets of all series subject to the agreement and are allocated among such series based upon the relative net assets of each such series. Additional series are subject to different agreements. Pursuant to the investment management agreement, the Fund incurred investment management fees of $76,000, $1,000 and $1,000 for the fiscal year ended July 31, 1998, month ended July 31, 1997 and period from May 1, 1997 (commencement of operations) to June 30, 1997, respectively.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and former investment manager of the Fund, and Scudder changed it name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholder initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), a wholly-owned subsidiary of Scudder Kemper, is the principal underwriter for shares of the Trust and acts as agent of the Trust in the continuous offering of its shares. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months' notice and continuation, amendment and termination need not be on a series by series basis.

As principal underwriter for the Fund for the fiscal year ended July 31, 1998, KDI retained commissions of $96,000 after allowing $853,000 as commissions to firms of which $0 was paid to firms affiliated with KDI. For the month ended July 31, 1997, KDI retained commissions of $71,000 after allowing $8,000 as commission to firms of which $0 was paid to firms affiliated with KDI. For the period from May 1, 1997 (commencement of operations) to June 30, 1997, KDI retained commission of $8,000 after allowing $71,000 as commissions to firms, of which $0 was paid to firms affiliated with KDI.

Administrative Services. Administrative services are provided to the Trust under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Trust, including the payment of any service fees. The Trust pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of the Trust.

KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Trust. The firms shall provide such office space and equipment, telephone facilities and personnel as is necessary or appropriate for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI pays such firms a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Trust accounts that they maintain and service commencing with the month after investment. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fees that it receives from the Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect would depend upon the proportion of Trust assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Trust, in its discretion, may approve basing the fee to KDI on all Trust assets in the future.

For the fiscal year ended July 31, 1998, the Fund incurred an administrative services fee of $38,000, of which KDI paid $39,000 to firms. For the month ended July 31, 1997, the Fund incurred an administrative services fee of $1,000, of which KDI paid $0 to firms. For the period from May 1, 1997 (commencement of operations) to June 30, 1997, the Fund incurred an administrative services fee of $1,000, of which KDI paid $0 to firms.

Certain trustees or officers of the Trust are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."

Custodian, Transfer Agent and Shareholder Service Agent. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Trust held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Trust's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Fund, and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives from the Fund as transfer agent, and pays to KSvC, annual account fees of $6 per account plus account set up, transaction and maintenance charges and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund.

IFTC remitted shareholder service fees in the amount of $18,000, $0 and $0 to the Shareholder Service Agent for the fiscal year ended July 31, 1998, the month ended July 31, 1997, and the period from May 1, 1997 (commencement of operations) to June 30, 1997, respectively.


Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Portfolio Transactions

Allocation of brokerage is supervised by the Adviser.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. In effecting transaction in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a Fund managed by the Adviser.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investors Services, Inc. ("SIS"), which is a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

For the period from August 1, 1997 to June 1, 1998, the Fund paid portfolio brokerage commissions of $16,000; and of this amount 94% was allocated to broker-dealer firms either on the basis of research information or sales of Kemper Mutual Fund shares. For the month ended July 31, 1997, the Fund paid portfolio brokerage commissions of $0. For the period from May 1, 1997 (commencement of operations) to June 30, 1997, the Fund paid portfolio brokerage commissions of $1,000; and of this amount 9.7% was allocated to broker-dealer firms either on the basis of research information or sales of Kemper Mutual Fund shares.


Purchase and Redemption of Shares

During the Offering Period described in the prospectus (see "Purchase of Shares"), Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus a sales charge as described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time; provided, however, shareholders who hold their shares to the Maturity Date and reinvest their dividends will receive the benefit of the Fund's Investment Protection.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

Scheduled variations in or the elimination of the sales charge for purchases by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales-related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

Officers And Trustees


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser., the Fund's principal underwriter, are as follows:

JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer; Energy Adviser for the White House; United States Ambassador to Saudi Arabia.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Funds; Trustee of the Pilot Funds.

DANIEL  PIERCE   (3/18/34),   Trustee*,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Adviser.

FRED B. RENWICK (2/1/30), Trustee , 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church of America.

JOHN B. TINGLEFF (5/4/35), Trustee, 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly, President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

EDMOND D.  VILLANI  (3/4/47),  Trustee*,  345 Park Avenue,  New York,  New York:
President, Chief Executive Officer and Managing Director, Adviser.

JOHN G. WEITHERS (8/8/33), Trustee, 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.

MARK  S.  CASADY  (9/21/60),   President*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

STEVEN H. REYNOLDS (9/11/43), Vice President*, 222 South Riverside Plaza, Chicago, Illinois, Executive Vice President and Chief Investment Officer -- Equities, Adviser.

TRACY McCORMICK CHESTER (9/27/54), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser; formerly, Senior Vice President and Portfolio Manager for Fiduciary Management; prior thereto, managed private accounts.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Adviser.


*    Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Funds' 1998 fiscal year, except that the information in the last column is for calendar year 1997.



                                                                            Total Compensation Kemper
Name of Trustee                Aggregate Compensation From Fund             Funds Paid to Trustees(2)
---------------                --------------------------------             -------------------------


James E. Akins                               $200                                   $106,300
Arthur R. Gottschalk(1)                      $100                                   $121,100
Frederick T. Kelsey                          $200                                   $111,300
Fred B. Renwick                              $200                                   $106,300
John B. Tingleff                             $200                                   $106,300
John G. Weithers                             $200                                   $106,300

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred amount and interest accrued through July 31, 1998 for the Trust is $78,000 for Mr. Gottschalk.

(2) Includes compensation for service on the boards of 13 Kemper funds with 46 fund portfolios. Currently, these persons serve as Trustees or Directors for 15 Kemper funds with 51 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meeting regarding the combination of Scudder, Stevens & Clark, Inc. and Zurich Kemper Investments, Inc. Such amounts totaled $42,800, $40,100, $39,000, $42,900,
     $42,900 and $42,900 for Messrs. Akins, Gottschalk, Kelsey, Renwick, Tingleff and Weithers, respectively.

As of October 30, 1998, the trustees and officers as a group owned less than 1% of the outstanding shares of any series of the Trust and no person owned of record 5% or more of the shares of Series VII except as noted below:


Name and Address                                                 Percentage
----------------                                                 ----------


ABN AMRO Incorporated                                              5.10%
P.O. Box 6108
Chicago, IL
                                                                   5.25%
Donaldson Lufkin & Jenrette
P.O. Box 2052
Jersey City, NJ

BHC Securities, Inc.                                               8.24%
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA
                                                                  14.32%
National Financial Services Corp.
1515 Attleboro Avenue
Springfield, OH


Shareholder Rights


The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust, a series or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any series or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper and KDI as remote and not material, since it is limited to circumstances in which a
disclaimer  is  inoperative   and  the  Trust  itself  is  unable  to  meet  its
obligations.

                            KEMPER TARGET EQUITY FUND
                        KEMPER RETIREMENT FUND SERIES VII
                                     PART C.
                                OTHER INFORMATION

Item  24.  Financial Statements and Exhibits
---------  ---------------------------------

     (a)  Financial Statements

         (i)  Financial  Statements  included  in  Part  A of  the  Registration
              Statement:  Financial  Highlights,  Kemper  Retirement Fund Series
              VII.

         (ii) Financial  Statements  included  in  Part  B of  the  Registration
              Statement: The Annual Report for Kemper Retirement Fund Series I, Kemper Retirement Fund Series II, Kemper Retirement Fund Series III, Kemper Retirement Fund Series IV, Kemper Fund Series V and Kemper Retirement Fund Series VI; the Annual Report for Kemper
              Retirement Fund Series VII, and the Annual Report for Kemper Worldwide 2004 Fund, for the fiscal year ended July 31, 1998, are incorporated herein by reference to the funds' Statement of Additional Information and were each filed on October 6, 1998 for Kemper Target Equity Fund (No. 811-5896) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.


       (b)                   Exhibits:
       ---                   ---------
                             1.       (a)     Amended and Restated Agreement and Declaration of Trust
                                              (Incorporated by reference to Post-Effective Amendment No. 20 to
                                              Registration Statement).

                             1.       (b)     Written Instrument Establishing and Designating Kemper Retirement
                                              Fund Series VII Trust (Incorporated by reference to Post-Effective
                                              Amendment No. 22 to Registration Statement).

                             2.               By-Laws (Incorporated by reference
                                              to Post-Effective Amendment No. 20
                                              to Registration Statement).

                             3.               Inapplicable.

                             4.               Text of Share Certificate (Incorporated by reference to
                                              Post-Effective Amendment No. 20 to Registration Statement).

                             5.       (a)     Investment Management (Kemper Retirement Fund Series) (Incorporated
                                              by reference to Post-Effective Amendment No. 22 to Registration
                                              Statement).

                             5.       (b)     Notification of Additional Portfolio (Series VII) (Incorporated by
                                              reference to Post-Effective Amendment No. 24 to Registration
                                              Statement).

                             5.       (c)     Investment Management Agreement (Kemper Worldwide 2004.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to
                                              Registration Statement).


                             5.       (d)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series I and Scudder Kemper Investments, Inc.
                                              filed herein.


                                 Part C- Page 1

                             5.       (e)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series II and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (f)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series III and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (g)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series IV and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (h)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series V and Scudder Kemper Investments, Inc.
                                              filed herein.

                             5.       (i)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series VI and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (j)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series VII and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (k)     Investment Management Agreement dated December 31, 1997 between
                                              Kemper Kemper Worldwide 2004 Fund and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (l)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series I and Scudder Kemper Investments, Inc.
                                              filed herein.

                             5.       (m)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series II and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (n)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series III and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (o)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series IV and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (p)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series V and Scudder Kemper Investments, Inc.
                                              filed herein.

                             5.       (q)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series VI and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (r)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Retirement Fund Series VII and Scudder Kemper Investments,
                                              Inc. filed herein.

                                 Part C- Page 2


                             5.       (s)     Investment Management Agreement dated September 7, 1998 between
                                              Kemper Kemper Worldwide 2004 Fund and Scudder Kemper Investments,
                                              Inc. filed herein.

                             5.       (t)     Sub-Advisory Agreement - Kemper Worldwide 2004 Fund (Incorporated by
                                              reference to Post-Effective Amendment No. 24 to Registration
                                              Statement).

                             5.       (u)     Sub-Advisory Agreement dated December 31, 1997 between Kemper
                                              Worldwide 2004 Fund and Zurich Investment Management Limited filed herein.

                             5.       (v)     Sub-Advisory Agreement dated September 7, 1998 between Kemper
                                              Worldwide 2004 Fund and Scudder Investments (U.K) Limited filed herein.

                             6.       (a)     Underwriting Agreement (Incorporated by reference to Post-Effective
                                              Amendment No. 22 to Registration Statement).

                             6.       (b)     Underwriting Agreement dated December 31, 1997 between Registrant and Kemper Distributors, Inc. filed herein.

                             6.       (c)     Underwriting Agreement dated August 1, 1998 between Registrant and
                                              Kemper Distributors, Inc. filed herein.

                             6.       (d)     Underwriting Agreement dated September 7, 1998 between Registrant and Kemper Distributors, Inc. filed herein.

                             6.       (e)     Form of Selling Group Agreement (Incorporated by reference to
                                              Post-Effective Amendment No. 24 to Registration Statement).

                             7.               Inapplicable.

                             8.       (a)     Custody Agreement (Incorporated by reference to Post-Effective
                                              Amendment No. 20 to Registration Statement).

                             8.       (b)     Foreign Custody Agreement (Incorporated by reference to
                                              Post-Effective Amendment No. 20 to Registration Statement).

                             9.       (a)     Agency Agreement (Incorporated by reference to Post-Effective
                                              Amendment No. 20 to Registration Statement).

                             9.       (b)     Supplement to Agency Agreement (Incorporated by reference to
                                              Post-Effective Amendment No. 22 to Registration Statement).

                             9.       (c)     Administrative Services Agreement (Incorporated by reference to
                                              Post-Effective Amendment No. 20 to Registration Statement).

                             9.       (d)     Administrative Services Agreement dated April 1, 1997 between
                                              Registrant and Kemper Distributors, Inc. filed herein.

                                 Part C- Page 3


                             9.       (e)     Guaranty Agreement - Kemper Retirement Fund Series I (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (f)     Guaranty Agreement - Kemper Retirement Fund Series II (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (g)     Guaranty Agreement - Kemper Retirement Fund Series III (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (h)     Guaranty Agreement - Kemper Retirement Fund Series IV (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                                 Part C- Page 4


                             9.       (i)     Guaranty Agreement - Kemper Retirement Fund Series V (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (j)     Guaranty Agreement - Kemper Retirement Fund Series VI (Incorporated
                                              by reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (k)     Guaranty Agreement - Kemper Retirement Fund Series VII (Incorporated
                                              by reference to Post-Effective Amendment No. 24 to Registration
                                              Statement).

                             9.       (l)     Guaranty Agreement - Kemper Worldwide 2004 Fund (Incorporated by
                                              reference to Post-Effective Amendment No. 20 to Registration
                                              Statement).

                             9.       (m)     Assignment and Assumption Agreement (Incorporated by reference to
                                              Post-Effective Amendment No. 20 to Registration Statement).

                             9.       (n)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series I and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (o)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series II and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (p)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series III and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (q)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series IV and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (r)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series V and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (s)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series VI and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (t)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Retirement Fund Series VII and Scudder Fund Accounting
                                              Corporation filed herein.

                             9.       (u)     Fund Accounting Services Agreement dated December 31, 1997 between
                                              Kemper Worldwide 2004 Fund and Scudder Fund Accounting Corporation
                                              filed herein.

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                                 Part C- Page 5


                             13.              Inapplicable.

                             14.      (a)     Kemper Retirement Plan Prototype (Incorporated by reference to
                                              Post-Effective Amendment No. 21 to Registration Statement).

                             14.      (b)     Model Individual Retirement Account (Incorporated by reference to
                                              Post-Effective Amendment No. 21 to Registration Statement).

                             15.              Inapplicable.

                             16.              Performance Calculations  (Incorporated by reference to
                                              Post-Effective Amendment No. 20 to  Registration Statement).

                             17.              Financial Data Schedules are filed herein.

                             18.              Inapplicable

                                              Powers of Attorney for the following Trustees are incorporated by reference to Post-Effective Amendment No. 21 to the Registration
                                              Statement:
                                              James E. Akins, Arthur R. Gottschalk, Frederick T. Kelsey, Frederick
                                              B. Renwick, John B. Tingleff, and John G. Weithers.

                                              Powers of Attorney for the following Trustees are filed herein:
                                              Daniel Pierce and Edmond. D. Villani.


Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities.
--------          --------------------------------

As of October 30, 1998 there were holders of record of the shares of Registrant as follows:


                                            (1)                                              (2)

                                       Title of Class                              Number of Shareholders
                                       --------------                              ----------------------

                   Kemper Retirement Fund Series I                                       4,826
                   Kemper Retirement Fund Series II                                      7,812
                   Kemper Retirement Fund Series III                                     6,461
                   Kemper Retirement Fund Series IV                                      7,410
                   Kemper Retirement Fund Series V                                       7,688
                   Kemper Retirement Fund Series VI                                      4,542
                   Kemper Retirement Fund Series VII                                     2,220
                   Kemper Worldwide 2004 Fund                                            2,176


Item 27.          Indemnification
--------          ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to

                                 Part C- Page 6
the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------
                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##

                                 Part C- Page 7

                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary,  Scudder Realty Holdings Corporation*
                           Director &  Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor  Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc.  x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation  oo
                           Director and Secretary, SFA,  Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice  President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary,  SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and  Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. +

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation  oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL

                                 Part C- Page 8

         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)
                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

                                 Part C- Page 9


                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Daniel Pierce                     Director, Chairman                      Trustee and Chairman of
                                                                                   the Board

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 30.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  31.         Management Services
---------         -------------------

         Not applicable.

Item  32.          Undertakings
---------          ------------

         (a)  Not applicable.

         (b)  Not applicable.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                Part C- Page 10

                                    SIGNATURES
                                    ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 27th day of November, 1998.


                                               By: /s/Mark S. Casady
                                                   --------------------
                                                  Mark S. Casady, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on November 27, 1998 on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE
---------                                   -----

/s/Mark S. Casady                           President
--------------------------------------
Mark S. Casady

/s/Daniel Pierce*                           Chairman and Trustee
--------------------------------------

/s/James E. Akins*                          Trustee
--------------------------------------

/s/Arthur R. Gottschalk*                    Trustee
--------------------------------------

/s/Frederick T. Kelsey*                     Trustee
--------------------------------------

/s/Fred B. Renwick*                         Trustee
--------------------------------------

/s/John B. Tingleff*                        Trustee
--------------------------------------

/s/Edmond D. Villani*                       Trustee
--------------------------------------

/s/ John G. Weithers*                       Trustee


/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer

                                               By:  /s/Philip J. Collora
                                                    --------------------
                                                    Philip J. Collora



* Philip J. Collora signs this document pursuant to powers of attorney filed herewith and incorporated by reference herewith.

                                POWER OF ATTORNEY
                                -----------------


     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Target Equity Fund.


Signature                              Title                       Date


/s/Edmond D. Villani                   Trustee                     July 15, 1998
---------------------

                                POWER OF ATTORNEY
                                -----------------


     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Target Equity Fund.


Signature                              Title                       Date


/s/Daniel Pierce                       Managing Director          July 15, 1998
-----------------

                                              1933 Act Registration No. 33-30876
                                              1940 Act Registration No. 811-5896




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            KEMPER TARGET EQUITY FUND

                            KEMPER TARGET EQUITY FUND

                                  EXHIBIT INDEX


                                  Exhibit 5(d)
                                  Exhibit 5(e)
                                  Exhibit 5(f)
                                  Exhibit 5(g)
                                  Exhibit 5(h)
                                  Exhibit 5(i)
                                  Exhibit 5(j)
                                  Exhibit 5(k)
                                  Exhibit 5(l)
                                  Exhibit 5(m)
                                  Exhibit 5(n)
                                  Exhibit 5(o)
                                  Exhibit 5(p)
                                  Exhibit 5(q)
                                  Exhibit 5(r)
                                  Exhibit 5(s)
                                  Exhibit 5(u)
                                  Exhibit 5(v)
                                  Exhibit 6(b)
                                  Exhibit 6(c)
                                  Exhibit 6(d)
                                  Exhibit 9(d)
                                  Exhibit 9(n)
                                  Exhibit 9(o)
                                  Exhibit 9(p)
                                  Exhibit 9(q)
                                  Exhibit 9(r)
                                  Exhibit 9(s)
                                  Exhibit 9(t)
                                  Exhibit 9(u)
                                   Exhibit 11
                                   Exhibit 27